Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 1,250,372	¥ 2,005,856	¥ 1,126,920	¥ 2,438,131
Currency convertibility risk | Cash and cash equivalents and restricted cash | Denominated in RMB
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 897,896	¥ 1,076,036
Concentration risk (as a percent)	71.81%	53.64%